May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Life Separate Account
File Nos. 033-11165 and 811-04298
RiverSource Variable Universal Life Insurance
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy do not differ from that contained in Registrant’s Post-Effective Amendment No. 54 filed on April 27, 2026.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Sincerely,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary